Discontinued Operations and Dispositions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations

The following table summarizes the results of our discontinued operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenue	$—	$12,806	$—	$48,549
Cost of revenue	146	2,882	1,257	14,668
Selling, general and administrative	680	469	3,023	31,030

Operating (loss) income	(826)	9,455	(4,280)	2,851
Other income (expense):
Interest expense, net	(2,559)	3,613	(5,917)	1,493
Loss on sale of businesses, net	—	—	—	(27,708)
Other, net	(392)	(4,283)	(2,044)	(880)

Total other expense, net	(2,951)	(670)	(7,961)	(27,095)

(Loss) income from discontinuing operations before income taxes	(3,777)	8,785	(12,241)	(24,244)
(Benefit) provision for income taxes	(2,041)	5,770	(4,224)	(3,349)

Net (loss) income from discontinued operations	$(1,736)	$3,015	$(8,017)	$(20,895)

The following table summarizes the results of our discontinued operations:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Revenue	$49,124	$107,189	$124,763
Cost of revenue	(2,176)	26,694	36,502
Selling, general and administrative	23,542	107,808	101,873
Impairment expense	516	11,250	—
Depreciation and amortization	2,599	4,412	5,440

Operating income (loss)	24,643	(42,975)	(19,052)

Other income (expense):
Interest expense, net	(1,217)	(8,898)	(6,368)
Loss on sale of businesses, net	(27,709)	(8,266)	—
Other, net	1,988	(2,607)	(2,161)

Total other expense, net	(26,938)	(19,771)	(8,529)

Loss from discontinuing operations before income taxes	(2,295)	(62,746)	(27,581)
Provision (benefit) for income taxes	4,881	(13,799)	(4,120)

Net loss from discontinued operations	$(7,176)	$(48,947)	$(23,461)